Income Tax Expense - Schedule of Income Tax Expense (Details) - USD ($)	12 Months Ended
	Feb. 28, 2022	Feb. 28, 2021	Feb. 29, 2020
Current tax expense
Current year		$ 4,090,059	$ 1,592,549
Under provision in prior year	$ 88,588	543,457
Current tax expense	88,588	4,633,516	1,592,549
Deferred tax expense
Origination of temporary differences	1,049,973	1,714,928
Deferred tax expense	1,049,973	1,714,928
Income tax expense	1,138,561	6,348,444	1,592,549
Reconciliation of effective tax rate
Profit before income tax	34,562,090	51,601,156	15,173,340
Income tax using Singapore rate of 17% (2020: 17%)	5,875,555	8,772,196	2,579,468
Effect of tax rates in foreign jurisdiction	(20,802)	918,306
Non-deductible expenses	2,232,578	579,122	31,066
Tax exempt income	(6,978,875)	(4,451,909)
Tax incentives	(58,483)	(12,728)	(26,524)
Utilisation of tax losses carried forward			(372,852)
Utilisation of group tax relief			(569,143)
Under provision in prior year	88,588	543,457
Others			(49,466)
Income tax expense	$ 1,138,561	$ 6,348,444	$ 1,592,549